Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 28, 2024
Document Effective Date	Mar. 28, 2024
Prospectus Date	Mar. 31, 2024
Riverbridge Growth Fund | Investor Class Shares
Prospectus:
Trading Symbol	RIVRX
Riverbridge Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	RIVBX